Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	As of December 31,
	2022	2021
Software	$43,254	$46,814
Trademark	6,569	-
Less: accumulated amortization	(43,254)	(46,814)
Intangible asset, net	$6,569	$-